Fair Value of Financial Assets and Liabilities (Fair Value of Financial Assets and Liabilities Measured on Recurring Basis) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Liabilities, Level 1 to Level 2 Transfers, Amount	$ 0	$ 0
Fair Value, Liabilities, Level 2 to Level 1 Transfers, Amount	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers Into Level 3	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers out of Level 3	0	0
Total assets	4,282,000	9,430,000
Asset acquisition derivative liability		1,117,000
Total liabilities		1,117,000
C3J [Member]
Total assets		9,430,000	$ 13,983,000
Asset acquisition derivative liability		1,117,000
Total liabilities		1,117,000
Money Market Funds [Member]
Cash and Cash equivalents	4,282,000	9,430,000
Money Market Funds [Member] | C3J [Member]
Cash and Cash equivalents		9,430,000	4,332,000
Fair Value, Inputs, Level 1 [Member]
Total assets	4,282,000	9,430,000
Fair Value, Inputs, Level 1 [Member] | C3J [Member]
Total assets		9,430,000	4,332,000
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Cash and Cash equivalents	$ 4,282,000	9,430,000
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member] | C3J [Member]
Cash and Cash equivalents		9,430,000	4,332,000
Fair Value, Inputs, Level 2 [Member] | C3J [Member]
Total assets			9,651,000
Fair Value, Inputs, Level 3 [Member]
Asset acquisition derivative liability		1,117,000
Total liabilities		1,117,000
Fair Value, Inputs, Level 3 [Member] | C3J [Member]
Asset acquisition derivative liability		1,117,000
Total liabilities		$ 1,117,000
Corporate Debt Securities [Member] | C3J [Member]
Cash and Cash equivalents			9,651,000
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member] | C3J [Member]
Cash and Cash equivalents			$ 9,651,000